UNITED STATES
                                              SECURITIES AND EXCHANGE COMMISSION
                                                    WASHINGTON, D.C. 20549

                                                          FORM 24F-2
                                               ANNUAL NOTICE OF SECURITIES SOLD
                                                    PURSUANT TO RULE 24F-2

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1.   Name and address of issuer:
                                                TD Waterhouse Family of Funds, Inc.
                                                (formerly known as Waterhouse Investors Family of Funds, Inc.)
                                                100 Wall Street
                                                New York, NY 10005

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2.   The name of each  series or class of  securities  for which  this Form is filed (if the Form is being  filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                                                                                                [ X ]

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3.   Investment Company Act File Number:
                                                                                                             811-9086

     Securities Act File Number:
                                                                                                             33-96132

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4(a). Last day of fiscal year for which this Form is filed:
                                                                                                             10/31/99
                                                     -----------------------------------------------------------------

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)


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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:

     (i)      Aggregate sale price of securities sold during the
              fiscal year pursuant to Section 24(f):                                                  $26,069,150,260
                                                                                                       --------------

     (ii)     Aggregate price of securities redeemed or repurchased
              during the fiscal year:                                       $23,837,941,656
                                                                             --------------

     (iii)    Aggregate price of securities redeemed or repurchased
              during any prior fiscal year ending no earlier than
              October 11, 1995 that were not previously used to
              reduce registration fees payable to the Commission:           $0
                                                                             -

     (iv)     Total available redemption credits [add Items 5(ii)
              and 5(iii)]:                                                                           -$23,837,941,656
                                                                                                       --------------

     (v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                                                    $2,231,208,604
                                                                                                        -------------

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     (vi)     Redemption credits available for use in future years
              -- if Item 5(i) is less than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:                                        $(0)
                                                                            ----
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     (vii)    Multiplier for determining registration fee (See
              Instruction C.9):                                                                              x.000264
                                                                                                              -------

     (viii)   Registration fee due [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no fee is due):                                                      =$589,039.07
                                                                                                           ==========


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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities  (number of shares or other  units)  deducted  here:  0. If there is a number of shares or other  units that were  registered  pursuant to Rule 24e-2 remaining  unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                                                   +$0
                                                                                                                     -

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8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                           =$589,039.07
                                                                                                            ===========

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9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                                                                          January 19, 2000
     Method of Delivery:
         [X] Wire Transfer
         [ ] Mail or other means

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                                                             SIGNATURES

     This  report  has been  signed  below by the  following  person on behalf of the  issuer  and in the  capacity  and on the date indicated.

     By (Signature and Title)*:                 /s/ Christopher J. Kelley
                                                ----------------------------------------------------------------------
                                                Christopher J. Kelley, Secretary

     Date:                January 20, 2000
                 -----------------------------------

                    *Please print the name and title of the signing officer below the signature.
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